Bank borrowings	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Bank borrowings

16.  Bank borrowings

Bank borrowings comprise the following at December 31:

	2020
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	100,000	—	27,237	27,237
Borrowings from receivable factoring facility	73,626	—	74,844	74,844
Other loans	—	5,277	249	5,526
Total		5,277	102,330	107,607

	2019
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	100,000	45,449	12,600	58,049
Other loans	150,000	98,939	2,011	100,950
Total		144,388	14,611	158,999

Credit facilities

Credit facilities comprise the following at December 31:

	2020	2019
	US$'000	US$'000
Secured loans carried at amortised cost
Principal amount	31,155	62,835
Unamortised issuance costs	(3,918)	(4,786)
Accrued interest	—	—
Total	27,237	58,049

Amount due for settlement within 12 months	27,237	12,600
Amount due for settlement after 12 months	—	45,449
Total	27,237	58,049

On February 27, 2018, Ferroglobe entered into a revolving credit facility that provided for borrowings up to an aggregate principal amount of $250,000 thousand (the “Revolving Credit Facility”). The Revolving Credit Facility was amended on February 22, 2019, which included a reduction in the size of the facility from $250,000 thousand to $200,000 thousand. The Revolving Credit Facility was amended further on September 30, 2019, reducing the size of the facility from $200,000 thousand to $150,000 thousand. On October 11, 2019, the Revolving Credit Facility was repaid using the proceeds from the ABL Revolver and existing cash and cash equivalents, in the amounts of $134,570 thousand.

On October, 11, 2019, Ferroglobe subsidiaries Globe Specialty Metals, Inc., and QSIP Canada ULC, as borrowers, entered into a Credit and Security Agreement for a new $100 million north American asset-based revolving credit facility (the “ABL Revolver”), with PNC Bank, N.A., as lender.

The maximum advances granted by the lender are up to the lesser of (a) $100 million and (b) the Formula Amount. The Formula Amount at any time will be determined by reference to the most recent Borrowing Base Certificate delivered to PNC Bank, N.A. (the Agent), and is equal to (a) up to 85% of Eligible Receivables plus (b) the lesser of:

•	up to 75% of the cost of Eligible Inventory and eligible foreign-in transit inventory;
•	up to 85% of the appraised net orderly liquidation value of Eligible inventory, minus (c) Reserves, if any.

The Formula Amount is subject to the following limits:

•	inventory to account for up to 65% of the Formula Amount;
•	Canadian inventory up to $20 million;
•	eligible in-transit inventory of up to $10 million;
•	consigned inventory of up to $10 million;
•	consigned inventory of up to $7.5 million;
•	stores and spare parts inventory of up to $2 million;
•	packaging materials inventory of up to $500 thousand; and
•	receivables aged 90 to 120 days due of up to $5 million.

Subject to certain exceptions, loans under the ABL Revolver may be borrowed, repaid and reborrowed at any time until the facility’s expiration date. The legal maturity date of the ABL Revolver is October 11, 2024, which is five years after the initial drawdown under the facility. Notwithstanding this, the terms of the facility provide a spring forward provision which requires the ABL Revolver to be repaid on the date which is three (3) months prior to the maturity date of the senior Notes (March 1, 2022), which would currently imply a facility repayment date of December 1, 2021. Accordingly the ABL has been reclassified to short term as at December 31, 2020.  This spring forward provision would adjust in respect of a refinancing of the senior Notes to be the date which is three (3) months prior to the date of any permitted refinancing of the Notes. There is a provision in the ABL Revolver credit agreement which requires the approval of PNC Bank, as agent on behalf of the lender, to the terms of any refinancing of the senior unsecured Notes and provides,  inter alia, that the maturity date of such of refinancing shall be no earlier than January 9, 2025.

Interest Rates

Under the ABL Revolver, and in respect of LIBOR Rate Loans, the interest to be paid will be LIBOR plus aplicable margin, and in respect of Domestic Rate Loans, the interest will be ABR plus aplicable margin. ABR shall mean the highest of (i) the PNC Bank prime rate, (ii) overnight bank funding rate plus 0.5% and (iii) daily LIBOR plus 1.0%.

The applicable margin is based on the average undrawn availability of the ABL Revolver. The undrawn availability is an amount equal to:

•	the lesser of (i) $100 million and (ii) the Formula Amount; minus
•	the maximum undrawn amount of $10 million all outstanding letters of credit; minus
•	the outstanding amount of revolving advances and swing loans, with a limit of $45 million

Therefore, three levels are established depending on the average undrawn availabity. The Level I means that the average undrawn availability is higher than 66.7%, the applicable LIBOR rate margin will be 2.50% and the aplicable Domestic rate margin will be 1.50%. The Level II means that the average undrawn availability is more than 33.3% to less or equal 66.7%, the applicable LIBOR rate margin will be 2.75% and the applicable Domestic rate margin will be 1.75%. The Level III means if average undrawn availability is lower or equal to 33.3%, the applicable LIBOR rate margin will be 3.00% and the Domestic rate margin will be 2.00%. As a result, the applicable margin from the Closing date of the ABL Revolver to January 1, 2020, will be Level III rate. Thereafter, effective as of the first day of each calendar quarter, the rate corresponding to the average daily undrawn availability for the most recently completed calendar quarter.

Guarantees and security

Ferroglobe PLC was not required to provide a guarantee of the ABL Revolver, but entered into a Non-Recourse Pledge Agreement with lender in respect of its shares in Globe Specialty Metals, Inc.

Covenants

The ABL Revolver contains certain affirmative covenants relating to, among other things: (i) preservation of existence; (ii) payment of taxes; (iii) continuation of business; (iv) maintenance of insurance on its properties and assets; (v) maintenance and protection of rights of properties; (vi) visitation rights granted to the Administrative Agent and (vii) maintain and keep proper books of record and account. The ABL Revolver also contains certain negative covenants, relating to, among other things: (i) debt; (ii) liens; (iii) liquidations, mergers or consolidation; (iv) amendment of organizational documents; (v) restricted payments (including dividends, distributions, issuances of equity interests, redemptions and repurchases of equity interests); (vi) sale and leaseback transactions and (vii) further negative pledges. The ABL Revolver does not contain any leverage-based or financial ratio-based covenants, but requires minimum undrawn availability of $10,000 thousand and a restricted cash reserve of $22,500 thousand. See Note 10.

Under the ABL Revolver, Globe Specialty Metals, Inc., and QSIP Canada ULC pledged assets as collateral to PNC Bank as follows: eligible third party receivables in the sum of $31M, and eligible inventory including raw materials, WIP, finished goods, spare parts and packaging in the sum of $25M. Deducted from the eligible assets are outstanding letters of credit equaling $6M, reserves $0.6M and a minimum undrawn availability of $10M, leaving a total ABL Revolver balance of $38M as at December 31, 2020.

Repayment of the ABL in March, 2021

On March 16, 2021, the Company has repaid in its entirety the remaining balance at the date for an amount equal to $39,476 thousand, cancelling its obligations derived from the contract. See Note 30.

Borrowings from receivable factoring facility

On October 2, 2020, the Company ended the receivables funding agreement over European receivables, signing a new factoring agreement with a Leasing and Factoring Agent, for anticipating the collection of receivables of the Company’s European entities. As a result of the agreement, the Agent provided a cash consideration of circa $48.8 million, repurchased the receivables portfolio sold to the SPE on September 28, and consequently assumed the loan tranche of the senior borrower to the SPE. Also, the senior loan and intermediate subordinate loan tranches were paid with internal sources of funds, terminating the financing structure of the securitization program (See Note 10).

The main characteristics of the agreement are the following:

-	the maximum cash consideration advanced for the financing facility is up to EUR 60,000 thousand;
-	over collateralization of 10% of accounts receivable as guarantee provided to the Agent until payment has been satisfied;
-	Annual fee of 0.15% applied to the annual revenues ceded to the Agent;
-	Financing commission of 1% charged annually;

Other conditions are set in relation to credit insurance policy has been structured in an excess of loss policy where the first EUR 5,000 thousand of bad debt losses are not covered by the insurance provider. The Company has assumed the cash collateralization for the entire excess of loss, as agreed in contractual terms.

Judgements relating to the recognition criteria

The Company has assessed whether it has transferred substantially all risks and rewards, continuing to be exposed to the variable returns from its involvement in the factoring agreement as it is exposed to credit risk as, the conclusion is that the derecognition criteria is not applicable and thefore, the account receivables sold is presented in the balance as the cash received is presented as an obligation to be repaid as bank borrowings.

As of December 31, 2020, the Company exceeded the limit,  the lender agreed a temporary increase of the limit.

Other Loans

Loans in respect of Receivables Funding Agreement

As a result of the consolidation of the SPE since September 5, 2019, that part of the purchase price of the accounts receivable sold into the receivables securitization program not received in cash is deferred in the form of loans, in senior and subordinated tranches, held by the Company.

During 2019, following certain termination events under the current accounts receivable program, ING’s senior loan commitments were reduced to $75,000 thousand and the Company and ING agreed the program would terminate during the fourth quarter of 2019, unless otherwise refinanced.

On December 10, 2019, the Company refinanced the program and amended and restated its terms. The SPE repaid the remaining senior loans to ING with the proceeds of new senior loans issued by an affiliate of Sound Point Capital Management LP. The new senior lender’s commitments under the amended and restated securitization program are $150,000 thousand, of which $104,130 was drawn at December 31, 2019. Finacity remained as intermediate subordinated lender and the Company’s European subsidiaries continue as senior subordinated and junior subordinated lenders as well as having a new interest in the senior and intermediate subordinated loan tranches. The reconstituted program has a two-year term until December 10, 2021.

On February 6, 2020, the Company entered an amended and restated accounts receivables securitization program. The senior lender’s commitments under the amended and restated securitization program are $150,000 thousand. Finacity remained as intermediate subordinated lender providing a cash consideration of $2,808 thousand, and the Company’s European subsidiaries continued as senior subordinated and junior subordinated lenders as well as, having interests in the senior and intermediate subordinated loan tranches.

During the year ended December 31, 2020, the Company has repaid $107,657 thousand in order to, prior to the termination of receivables funding agreement, optimize the level of borrowings of the SPE with the level of receivables in the securitization, and cancel all commitments in respect of loan tranches held by the Company.

Other Loans

Include loans held by The Company to finance their current activities in France, signed in July for an amount of  USD 5,277 thousand. The loan is zero interest rate, guaranteed by French government, and the initial period is one year duration, with repayment of up to five years.

Foreign currency exposure of bank borrowings

The breakdown by currency of bank borrowings at December 31, is as follows:

	2020
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	27,486	27,486
Borrowings in Euros	5,277	74,844	80,121
Total	5,277	102,330	107,607

2019
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	144,388	14,611	158,999
Borrowings in other currencies	—	—	—
Total	144,388	14,611	158,999

Contractual maturity of non-current bank borrowings

The contractual maturity of non-current bank borrowings at December 31, 2020, was as follows:

	2020
	2021	2022	Total
	US$'000	US$'000	US$'000
Credit facilities	27,237	—	27,237
Borrowings from supplier factoring facility	74,844	—	74,844
Other loans	249	5,277	5,526
Total	102,330	5,277	107,607